Average Annual Total Returns		6 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.84%	6.92%
Performance Inception Date	Jun. 30, 2023
Innovator Premium Income 20 Barrier ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.21%	4.30%
Innovator Premium Income 20 Barrier ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.98%	4.36%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.12%	25.02%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.37%	23.31%